TAXES ON INCOME (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expenses:
Current	$ 1,637	$ 1,771	$ 1,801
Deferred	(173)	(169)	(174)
Income tax expense	1,464	1,602	1,627
Income tax expenses by jurisdiction:
Domestic
Foreign	1,464	1,602	1,627
Income tax expense	$ 1,464	$ 1,602	$ 1,627